Note 14 - Share Capital - Issued and Outstanding Shares (Details) - CAD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Statement Line Items [Line Items]
Balance	$ 377,158,000
Options exercised during the year (in shares)	38,153	40,000
Options exercised during the year	$ 607,000	$ 280,000
Purchased and cancelled during the year (in shares)		(1,321,358)
Purchased and cancelled during the year		$ (13,300,000)
Redemption of preferred shares		(13,300,000)
Balance	399,203,000	377,158,000
Total share capital	399,203,000	377,158,000
Issued capital [member]
Statement Line Items [Line Items]
Balance	228,471,000
Balance	215,610,000	228,471,000
Total share capital	$ 215,610,000	$ 228,471,000
Ordinary shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Balance (in shares)	25,964,424	27,245,782
Balance	$ 214,824,000	$ 225,982,000
Options exercised during the year (in shares)	38,153	40,000
Options exercised during the year	$ 786,000	$ 280,000
Purchased and cancelled during the year (in shares)	0	(1,321,358)
Purchased and cancelled during the year	$ 0	$ (11,438,000)
Redemption of preferred shares	$ 0	$ (11,438,000)
Balance (in shares)	26,002,577	25,964,424
Balance	$ 215,610,000	$ 214,824,000
Total share capital	$ 215,610,000	$ 214,824,000
Series 1 preferred shares [member]
Statement Line Items [Line Items]
Redemption of preferred shares (in shares)	(1,461,460)
Series 1 preferred shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Balance (in shares)	1,461,460	1,461,460
Balance	$ 13,647,000	$ 13,647,000
Purchased and cancelled during the year	$ (13,647,000)	$ 0
Redemption of preferred shares (in shares)	(1,461,460)	0
Redemption of preferred shares	$ (13,647,000)	$ 0
Balance (in shares)	0	1,461,460
Balance	$ 0	$ 13,647,000
Total share capital	$ 0	$ 13,647,000